Financial Instruments - Other Noncurrent Liabilities (Details) - USD ($) $ in Millions		1 Months Ended				3 Months Ended		12 Months Ended
		Apr. 30, 2018	Dec. 31, 2017	Aug. 31, 2017	Jun. 30, 2017	Sep. 30, 2018	Jul. 01, 2018	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net			$ 36,562					$ 31,045
Mylotarg [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term		10 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement		$ 301
Bosulif [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term								9 years
Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term			10 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement			$ 416					$ 240
Besponsa [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term								8 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement								$ 422
Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term					9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement					$ 148
Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term				9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement				$ 296
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	[1]		34,765					30,535
Developed Technology Rights [Member] | Mylotarg [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 240
Lump sum payment for liability buyout										$ 224
Non-cash gain from buyout transaction							$ 17	17
Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net			$ 364					209
Lump sum payment for liability buyout									$ 71
Non-cash gain from buyout transaction						$ 9
Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net					$ 123			122
Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net				$ 248				243
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								186
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								119
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								235
Other current liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								23
Other current liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								3
Other current liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net								$ 7

[1]	The changes in the gross carrying amount of Developed technology rights, Brands, Brands and other and IPR&D primarily reflect (i) the reclassification of $6.1 billion of Brands and Brands and other to Assets held for sale during the fourth quarter of 2018 (see Note 2C), (ii) the transfer of $2.7 billion from IPR&D to Developed technology rights to reflect the approval of Xtandi in the U.S. for the treatment of men with non-metastatic castration-resistant prostate cancer, which is being developed through a collaboration with Astellas (see Note 2A), (iii) $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E), as well as impairments of $2.9 billion of Developed technology rights (see Note 4).